Inventories - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Classes of current inventories [abstract]
Cost of inventories recognized as operating costs	$ 398,068,260	$ 14,176,220	$ 347,877,603	$ 309,020,850
Write-downs of inventories	$ 1,493,793	$ 53,198	$ 452,134	$ 980,927